Lord Abbett Securities Trust

90 Hudson Street

Jersey City, New Jersey 07302-3973

January 23, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-4720

Re:	Lord Abbett Securities Trust (the “Registrant”)
1933 Act File No. 333-185183
1940 Act File No. 811-07538

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Combined Prospectus and Proxy Statement and Statement of Additional Information contained in Pre-Effective Amendment No. 2 to the Above-referenced Registrant’s Registration Statement on Form N-14 filed with the Commission on January 18, 2013.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2859.

Very truly yours,

/s/ Cirila Stephens

Cirila Stephens

Senior Paralegal

Lord, Abbett & Co. LLC